COMBINED STATEMENT OF FINANCIAL POSITION € in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Non-current assets
Intangible assets	$ 1,662	$ 1,884
Property, plant and equipment	1,842	1,232
Derivative financial instruments	7	9
Deferred tax assets	71	88
Employee benefit assets	78
Other non-current assets	4	4
Non-current assets	3,664	3,217
Current assets
Inventories	407	250
Trade and other receivables	512	368
Contract assets	182	139
Derivative financial instruments	97	23
Cash and cash equivalents	463	257
Total current assets	1,661	1,037
TOTAL ASSETS	5,325	4,254
Equity attributable to owners of the parent
Invested capital attributable to the AMP business		63
Issued capital	7
Share premium	5,992
Other reserves	(5,593)	(15)
Retained earnings	(120)
Equity attributable to owners of parent	286	48
TOTAL EQUITY	286	48
Non-current liabilities
Borrowings	2,831	2,793
Employee benefit obligations	256	219
Derivative financial instruments	2	2
Deferred tax liabilities	207	203
Other liabilities and provisions	343	20
Non-current liabilities	3,639	3,237
Current liabilities
Borrowings	56	42
Interest payable	12
Derivative financial instruments	10	12
Trade and other payables	1,270	843
Income tax payable	40	59
Provisions	10	13
Deferred income	2
Current liabilities	1,400	969
TOTAL LIABILITIES	5,039	4,206
TOTAL INVESTED CAPITAL and LIABILITIES	$ 5,325	$ 4,254